Post-Employment Benefit Obligations (Details) - Schedule of fair value of plan assets - Plan assets [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Post-Employment Benefit Obligations (Details) - Schedule of fair value of plan assets [Line Items]
Assets, beginning of year	$ 22,780	$ 20,626
Return on assets	617	534
Actuarial gain (loss)	(3,857)	1,482
Employer contributions	386	1,307
Benefits paid	(1,243)	(1,169)
Assets, end of year	$ 18,683	$ 22,780